Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net unrealized gains (losses) on securities, pretax:
Net non-credit related OTTI losses, adjusted for valuation changes, pretax	$ (5.5)		$ 21.4		$ (24.1)
Change in net unrealized gains (losses) on securities, pretax	(130.0)	[1]	518.6	[1]	1,071.8	[1]
Net unrealized gains (losses) on forecasted transactions, pretax:
Net unrealized gains (losses) on forecasted transactions arising during period, pretax	(5.1)	[2]	0	[2]	0	[2]
Reclassification adjustment for amounts realized in net income, pretax	(5.3)	[3]	(10.6)	[3]	(5.1)	[3]
Change in net unrealized gains on forecasted transactions, pretax	(10.4)		(10.6)		(5.1)
Foreign currency translation adjustment, pretax	0.2		1.2		1.4
Other comprehensive income (loss), pretax	(140.2)		509.2		1,068.1
Net unrealized gains (losses) on forecasted transactions, tax (provision) benefit:
Net unrealized gains (losses) on forecasted transactions arising during period, tax (provision) benefit	1.8	[2]	0	[2]	0	[2]
Reclassification adjustment for amounts realized in net income, tax (provision) benefit	1.8	[3]	3.7	[3]	1.8	[3]
Change in net unrealized gains on forecasted transactions, tax (provison) benefit	3.6		3.7		1.8
Foreign currency translation adjustment, tax (provision) benefit	(0.1)		(0.9)		0
Other comprehensive income (loss), tax (provision) benefit	49.0		(178.7)		(373.4)
Net unrealized gains (losses) on forecasted transactions, after tax:
Net unrealized gains (losses) on forecasted transactions arising during period, after tax	(3.3)	[2]	0	[2]	0	[2]
Reclassification adjustment for amounts realized in net income, after tax	(3.5)	[3]	(6.9)	[3]	(3.3)	[3]
Change in net unrealized gains on forecasted transactions, after tax	(6.8)		(6.9)		(3.3)
Foreign currency translation adjustment, after tax	0.1		0.3		1.4
Other comprehensive income (loss), after tax	(91.2)		330.5		694.7
Net unrealized gains (losses) securities, tax (provision) benefit
Net non-credit related OTTI losses, adjusted for valuation changes, tax (provision) benefit	1.9		(7.5)		8.4
Change in net unrealized gains (losses) on securities, tax (provision) benefit	45.5	[1]	(181.5)	[1]	(375.2)	[1]
Net unrealized gains (losses) on securities, after tax:
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	(3.6)		13.9		(15.7)
Change in net unrealized gains (losses) on securities, after tax	(84.5)	[1]	337.1	[1]	696.6	[1]
Fixed maturities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	132.9		302.9		519.4
Reclassification adjustment for (gains) losses realized in net income, pretax	(47.4)		46.3		(8.5)
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	(46.5)		(106.0)		(181.8)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	16.6		(16.2)		3.0
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	86.4		196.9		337.6
Reclassification adjustment for (gains) losses realized in net income, after tax	(30.8)		30.1		(5.5)
Equity securities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	(57.5)		241.7		671.7
Reclassification adjustment for (gains) losses realized in net income, pretax	(152.5)		(93.7)		(86.7)
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	20.1		(84.6)		(235.1)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	53.4		32.8		30.3
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	(37.4)		157.1		436.6
Reclassification adjustment for (gains) losses realized in net income, after tax	$ (99.1)		$ (60.9)		$ (56.4)

[1]	December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.
[2]	Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction, which was closed in 2009.
[3]	We expect to reclassify $2.3 million (pretax) into income during the next 12 months. During 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 - Debt for further discussion).